VESSELS AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
VESSELS AND EQUIPMENT

7.	VESSELS AND EQUIPMENT

Movements in the six months ended June 30, 2026 were as follows;

(in thousands of $)	Vessels and equipment	Drydock component	Total
Cost
As of December 31, 2025	5,860,204	172,031	6,032,235
Additions	6,519	26,152	32,671
Transfers from Newbuildings	412,829	7,200	420,029
Disposals	(836,507)	(20,861)	(857,368)
As of June 30, 2026	5,443,045	184,522	5,627,567

Accumulated depreciation
As of December 31, 2025	(1,007,566)	(112,673)	(1,120,239)
Charge for the period	(135,798)	(11,536)	(147,334)
Disposals	159,164	10,411	169,575
As of June 30, 2026	(984,200)	(113,798)	(1,097,998)

Net book value as of June 30, 2026	4,458,845	70,724	4,529,569

In the six months ended June 30, 2026, the Company:
•sold eight VLCCs and two Suezmax tankers, refer to Note 5,
•took delivery of three VLCC newbuildings, refer to Note 6,
•installed scrubbers on three vessels, and
•completed dry docks on ten vessels.